Registration No. 2-91683

File No. 811-4054

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

PRE-EFFECTIVE AMENDMENT NO.   __

☐

POST-EFFECTIVE AMENDMENT NO. 42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41	☒

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200
(Registrant's Telephone Number including Area Code)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc. Two World Financial Center, 225 Liberty Street, 11th Floor,

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _________________, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _________________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of February, 2012.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

By: William F. Glavin, Jr.*
William F. Glavin, Jr., President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	February 16, 2012
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President and Principal	February 16, 2012
William F. Glavin, Jr.	Executive Officer

Brian W. Wixted*	Treasurer, Principal	February 16, 2012
Brian W. Wixted	Financial & Accounting Officer

David K. Downes* David K. Downes	Trustee	February 16, 2012

Matthew P. Fink*	Trustee	February 16, 2012
Matthew P.Fink

Phillip A. Griffiths*	Trustee	February 16, 2012
Phillip A. Griffiths

Mary F. Miller*	Trustee	February 16, 2012
Mary F. Miller

Joel W. Motley*	Trustee	February 16, 2012
Joel W. Motley

Mary Ann Tynan *	Trustee	February 16, 2012
Mary Ann Tynan

Joseph M. Wikler*	Trustee	February 16, 2012
Joseph M. Wikler

Peter I. Wold*	Trustee	February 16, 2012
Peter I. Wold

*By:    /s/ Mitchell J. Lindauer

            Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document